AXS 1.25X NVDA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$9,673,275
TOTAL NET ASSETS — 100.0%	$9,673,275

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	3.82% (OBRF01* - 50bps)	At Maturity	7/13/23	$(13,040,087)	$-	$907,982
TOTAL EQUITY SWAP CONTRACTS								$907,982

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.